Submission	Feb. 13, 2025
Submission [Line Items]
Central Index Key	0001048286
Registrant Name	MARRIOTT INTERNATIONAL INC /MD/
Registration File Number	333-277039
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES